Unaudited Condensed Consolidated Statement of Changes in Stockholders’ Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2011	$ 205,526	$ 275,761,643	$ 37,058,140	$ 72,718	$ 313,098,027
Balance (in Shares) at Dec. 31, 2011	20,552,568
Net income for the period			21,199,409		21,199,409
Other comprehensive income				11,830	11,830
Share based compensation					0
Balance at Sep. 30, 2012	205,526	275,761,643	58,257,549	84,548	334,309,266
Balance (in Shares) at Sep. 30, 2012	20,552,568
Balance at Dec. 31, 2012	206,273	275,792,164	66,016,627	18,378	342,033,442
Balance (in Shares) at Dec. 31, 2012	20,627,329
Net income for the period			15,685,097		15,685,097
Other comprehensive income				(92,857)	(92,857)
Follow-on public offering net of issuance cost	115,000	109,068,623			109,183,623
Follow-on public offering net of issuance cost (in Shares)	11,500,000
Share based compensation		218,870			218,870
Balance at Sep. 30, 2013	$ 321,273	$ 385,079,657	$ 81,701,724	$ (74,479)	$ 467,028,175
Balance (in Shares) at Sep. 30, 2013	32,127,329